DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
401(k) Profit Sharing Plan
DESCRIPTION OF PLAN
DESCRIPTION OF PLAN

Peoples Financial Corporation 401(k) Profit Sharing Plan

Notes to Financial Statements

NOTE A – DESCRIPTION OF PLAN

The following description of the Peoples Financial Corporation and its subsidiaries (the “Company”) 401(k) Profit Sharing Plan (the “Plan”) provides only general information. Participants should refer to the plan agreement for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering all employees of the Company who are age 21 or older and employed requiring the completion of at least 1,000 hours of service per plan year. Entrance in the Plan is on January 1st or July 1st, following the employee’s initial date of eligibility. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

Employer Contributions

A summary of employer contributions is as follows:

Employer Discretionary Matching Contributions:  Contributions are determined solely by the Company’s Board of Directors. Contributions can be up to a dollar amount or percentage of included compensation that is uniformly determined by the Company for all eligible participants. The Company may make a discretionary matching contribution to all eligible participants that is allocated equally as a percentage of 401(k) deferrals that do not exceed a specific dollar amount or a percentage of included compensation that is uniformly determined by the Company. Currently, the discretionary matching contribution is 75% of a participant’s 401(k) deferral up to 6% of compensation.  The matching contribution is allocated among the investment options according to each participant’s instructions.

Company Nonelective Contributions:  Contributions are determined solely by the Company’s Board of Directors. The allocation for each eligible participant is a uniform percentage of included compensation. Qualified nonelective contributions will be allocated as a uniform percentage of included compensation to all eligible participants who are non-highly compensated employees. The Company nonelective contributions are allocated among the investment options according to each participant’s instructions.

Participant Accounts

Each participant will have separate accounts established to reflect the employee’s interest under the Plan. A summary of the possible accounts is as follows:

Employer Discretionary Matching Contribution Account:

This account is credited bi-weekly with the amount of the Employer Discretionary Matching Contribution allocable to the participant, and daily with the employee’s share of the net income (or loss) of this account. The employee’s interest in this account will always be 100% vested.

Employee Salary Reduction and Voluntary Contribution Account:

Each Participant’s account is credited with the participant’s contribution, allocations of the account’s earnings, and, under certain circumstances, forfeitures of terminated participants’ non-vested accounts. A participant may authorize a contribution to the Plan on the employee’s behalf. A salary reduction contribution cannot exceed the lesser of 100% of compensation or the defined contribution dollar limitation. The employee’s interest in this account will always be 100% vested.

Company Nonelective Contribution Account:

This account is credited with discretionary employer contributions and allocation of plan earnings. The allocation for each eligible participant is a uniform percentage of included compensation. Funds contributed by the employer into this account are allocated among the investment options according to each participant’s instructions.  The Company nonelective contributions are vested under a six-year graded vesting schedule based on each employee’s length of service. No such contributions were made during the year ended December 31, 2025.

Employee Rollover Contribution Account:

This account is credited with any rollover contributions, if any, made to the Plan and with the employee’s share of net income (or loss) of this account. This account will always be 100% vested.

Merged Plan Asset Account:

This account is maintained for those participants who had account balances in the Gulf National Bank Profit Sharing Plan. This account is credited with the allocable net income (or loss) of this account. The employee’s interest in this account will always be 100% vested.

Payment of Benefits

Upon retirement (as defined), a participant is entitled to receive 100% of his or her account balance in a lump-sum distribution. Upon the death of a participant, the designated beneficiary is entitled to receive 100% of the participant’s account in a lump-sum distribution. In addition, disabled participants are entitled to 100% of their account balances. Plan participants who terminate for reasons other than retirement, death or disability are entitled to receive only the vested portion of their accounts.

Eligible participants are entitled to receive required minimum distributions in annual installments.

The Plan also allows for certain hardship withdrawals of elective deferrals.

Upon termination of employment, amounts not vested will be forfeited. Forfeitures may be used to pay administrative expenses or to reduce Employer Contributions, other than Elective Deferral Contributions, Qualified Matching Contributions, and Qualified Nonelective Contributions, made after the Forfeitures are determined. Forfeitures that have not been used to pay administrative expenses or used to reduce Employer Contributions will be allocated on the last day of the plan year using annual compensation for the plan year.

During the year ended December 31, 2025, the Plan recognized a forfeiture of $2,802 related to an excess employer match, which was used to offset administrative expenses.  There were no forfeitures during the year ended December 31, 2024.

Notes Receivable from Participants

This account is maintained for participants who have taken a loan against their Employee Salary Reduction and Voluntary Contribution Account and/or their Employee Rollover Contribution Account. This Account is credited with interest accrued on the loan and payments made on the loan. A participant may borrow a minimum of $1,000 and a maximum of $50,000 or 50% of employee deferral contributions and rollovers whichever is less. A participant can have up to one loan outstanding at any given time. Loan terms range from 1-5 years, except for loans used for the purchase of a primary residence. The notes bear a fixed interest rate of prime rate plus 2%. Interest rates are set at the time of the funding of the loan. As of December 31, 2025, interest rates for outstanding loans ranged from 5.25% to 10.50% with maturities through 2035.   Principal and interest are paid ratably through bi-weekly payroll deductions.